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Nasdaq-100 Index
USAA Nasdaq-100 Index Fund Summary
Investment Objective

The USAA Nasdaq-100 Index Fund (the "Fund") seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index[1]. The Nasdaq-100 Index (the "Index") represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market®.

[1]Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for our use.

Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in one or more USAA Mutual Funds or Victory Funds. More information about these and other discounts is available in Purchases on page 35 of the Fund's Prospectus, in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries, and from your investment professional.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Nasdaq-100 Index	Fund Shares	Inst. Shares	Class A		Class C		R6 Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none	2.25%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none	none	[1]	1.00%	[2]	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
[2]	Applies to shares sold within 12 months of purchase.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nasdaq-100 Index		Fund Shares	Inst. Shares		Class A		Class C		R6 Shares
Management Fee		0.20%	0.20%		0.20%		0.20%		0.20%
Distribution and/or Service (12b-1) Fees		none	none		0.25%		1.00%		none
Other Expenses		0.28%	0.30%		0.40%		0.32%		0.22%
Total Annual Fund Operating Expenses		0.48%	0.50%	[1]	0.85%	[1]	1.52%	[1]	0.42%
Fee Waiver/Reimbursement from Adviser		none	(0.06%)		(0.15%)		(0.07%)		(0.02%)
Total Annual Fund Operating Expenses after Reimbursement	[2]	0.48%	0.44%		0.70%		1.45%		0.40%
[1]	The expense information in the table for the Institutional Shares, Class A shares, and Class C shares is estimated for the current fiscal year.
[2]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed an annual rate of 0.48% of the Fund Shares, by 0.44% of Institutional Shares, by 0.70% of Class A shares, by 1.45% of Class C shares, and 0.40% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the expense limitation agreement for each class of shares is not continued beyond its expiration date. The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Nasdaq-100 Index - USD ($)	1 Year	3 Years	5 Years	10 Years
Fund Shares	49	154	269	604
Inst. Shares	45	154	274	622
Class A	295	475	671	1,237
Class C	248	473	822	1,807
R6 Shares	41	132	233	528

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Nasdaq-100 Index | Class C | USD ($)	148	473	822	1,807

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its whole portfolio.

Principal Investment Strategy

The Fund's principal investment strategy is, under normal market conditions, to invest at least 80% of the Fund's assets in the common stocks of companies composing the Index. This strategy may be changed upon 60 days' written notice to shareholders. The Index is an index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization.

In seeking to track the performance of the Index, the Fund will normally invest in all the common stocks of companies in the Index in roughly the same proportions as their weightings in the index. While the Fund attempts to replicate the Index, there may be times when the Fund and the Index do not match exactly. At times, the Fund may purchase a stock not included in the Index when it believes doing so would be a cost-efficient way of approximating the Index's performance, for example, in anticipation of a stock being added to the Index. To the extent that the Index concentrates in the securities of a particular industry or group of industries, the Fund will similarly concentrate its investments. As of the date of this Prospectus, the Fund's investments are not concentrated in any industry or group of industries, although the Fund's investments are more focused in the technology sectors, consistent with the Index.

The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers.

Principal Risks

The Fund's investments are subject to the following principal risks:

Stock Market Risk – Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Sector Risk – To the extent the Fund's investments are concentrated in an industry or group of industries or focused in one or more sectors, such as technology sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile. For example, the values of companies in the information technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.

Passive Management Risk – The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.

Non-Diversification Risk – The Fund is non-diversified, which means that it may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

Correlation to Index Risk – While the Fund attempts to match the performance of the Index as closely as possible before the deductions of fees and expenses, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund's cash flow may affect how closely the Fund tracks the Index.

Large Shareholders Risk – The actions by one shareholder or multiple shareholders may have an impact on a Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of a Fund's distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on a Fund's shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in a Fund, a Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on a Fund.

Any investment involves risk, and there is no assurance that a Fund's objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in a Fund.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has five classes of shares: Fund Shares, Institutional Shares, Class A shares, Class C shares, and R6 Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares class's volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund. Performance reflects any expense limitations in effect during the periods shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund's most current performance information is available on the Fund's website at usaa.com (effective on or about September 8, 2020, performance information may be found at vcm.com) or by calling (800) 235-8396. The Institutional Shares, Class A shares, and Class C shares commenced operations on June 29, 2020, and will not present performance information until they have one full calendar year of operation.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

The year-to-date return of the Fund Shares as of March 31, 2020, was -10.35%.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.95%	March 31, 2012
Lowest Quarter Return	-16.84%	December 31, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2019
Average Annual Total Returns - Nasdaq-100 Index	1 Year	5 Years (or Life of Class)		10 Years
Fund Shares	38.86%	16.31%		17.34%
Fund Shares | Return After Taxes on Distributions	38.57%	15.94%		17.00%
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	23.21%	13.11%		14.76%
R6 Shares	38.99%	19.35%	[1]
Nasdaq-100 Index (reflects no deduction for fees, expenses, or taxes)	39.46%	16.90%		18.06%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	36.39%	14.62%		15.21%
[1]	The inception date of the R6 Shares is March 1, 2017.